Short-Term Investments	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Short-Term Investments	Short-Term Investments
At December 31, 2019 and 2018, we had $129.6 million ($65.0 million and €57.5 million) and $234.3 million ($134.1 million and €87.5 million), respectively, of money market deposits, commercial paper and loan receivables due from financial and nonfinancial institutions as summarized below. These instruments are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are carried at fair market value, which is equal to the cost. All instruments are classified as current assets in the accompanying balance sheets as they either have a maturity of less than one year or are redeemable at our discretion. Interest income is determined using the effective interest rate method.

(in thousands)	December 31, 2019	December 31, 2018
Money market deposits	$87,468	$20,000
Commercial paper	22,459	179,219
Loans receivable	19,659	35,037
Total	$129,586	$234,256